Debt - Additional Information (Details)					1 Months Ended					3 Months Ended		4 Months Ended		5 Months Ended	7 Months Ended		9 Months Ended		12 Months Ended
	Apr. 16, 2024 USD ($)	Apr. 14, 2024 USD ($) $ / shares	Aug. 01, 2023 USD ($) $ / shares shares	May 02, 2023 USD ($)	Aug. 31, 2023	Sep. 30, 2022 USD ($) shares	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Apr. 16, 2024 USD ($)	Sep. 30, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Aug. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 29, 2023 USD ($)
Debt Instrument [Line Items]
Principal balance										$ 49,320,000				$ 43,100,000		$ 58,103,000	$ 49,320,000		$ 43,100,000	$ 58,103,000
Loss on extinguishment of debt/ term loan											$ 3,929,000						$ 8,713,000	$ 3,929,000	$ 3,929,000
Warrants converted into warrants exercisable | shares										19,231,301				403,658		436,711	19,231,301		403,658	436,711
Proceeds from issuance of convertible notes																	$ 48,000,000	28,700,000	$ 28,700,000	$ 1,103,000
Repayment of convertible debt																		10,750,000	10,750,000
Other income, net										$ 757,000	389,000						1,928,000	133,000	(643,000)	(344,000)
Gain in fair value of revenue interest financing										6,700,000							5,400,000
Change in fair value of revenue interest financing										5,800,000							600,000		$ (700,000)
RTW Convertible Notes
Debt Instrument [Line Items]
Principal balance										49,320,000							49,320,000
Issuance costs										1,400,000							1,400,000
Proceeds from issuance of convertible notes																	49,100,000
Other income, net																	1,100,000
Gain in fair value of revenue interest financing										1,800,000							10,000,000
Change in fair value of revenue interest financing										3,100,000							$ 3,000,000
Backstop Agreement
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes			$ 2,000,000
Shares issued upon conversion of outstanding notes | shares			700,000
Fortress Credit Agreement
Debt Instrument [Line Items]
Interest, frequency of payment																	The Fortress Term Loan had a maturity date of June 30, 2027 and accrued interest per annum at a rate of 6.44% plus the greater of (i) the Wall Street Journal Prime Rate and (ii) 3.0%, which interest was payable in arrears on a monthly basis. The Fortress Term Loan provided for an exit payment equal to 3.0% of the Fortress Term Loan (the “Exit Fee”) due upon prepayment or the maturity date of the Fortress Term Loan, in addition to any early prepayment fee.		The Fortress Term Loan has a maturity date of June 30, 2027 and accrues interest per annum at a rate of 6.44% plus the greater of (i) the Wall Street Journal Prime Rate and (ii) 3.0%, which interest is payable in arrears on a monthly basis. An exit payment equal to 3.0% of the Fortress Term Loan (the “Exit Fee”) is due upon prepayment or the maturity date of the Fortress Term Loan, in addition to any early prepayment fee.
2021 Convertible Notes
Debt Instrument [Line Items]
Interest expense																			$ 100,000	100,000
Proceeds from issuance of convertible notes								$ 2,000,000
Interest rate								5.00%
Debt instrument, term								36 months
Debt instrument maturity date															Dec. 31, 2026
Unamortized debt issuance costs								$ 0
Conversion divided by capped conversion price								600,000,000
2021 Convertible Notes | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes | shares			133,617
Aggregate recognition APIC amount			$ 2,200,000
2021 Convertible Notes | Maximum
Debt Instrument [Line Items]
Interest expense											100,000							100,000
2022 Convertible Notes
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes							$ 1,100,000
Interest rate							5.00%
Debt instrument, term							36 months
2022 Convertible Notes | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes | shares			83,216
Aggregate recognition APIC amount			$ 1,200,000
2022 Convertible Notes | Maximum
Debt Instrument [Line Items]
Interest expense											100,000							100,000	100,000	200,000
2023 Convertible Notes
Debt Instrument [Line Items]
Interest expense											100,000							500,000	500,000
Proceeds from issuance of convertible notes															$ 28,700,000
Repayment of principal			500,000
Interest rate					7.00%										7.00%
Debt instrument maturity date															Dec. 31, 2026
Conversion divided by discounted capped conversion price															$ 217,300,000
Capped price															$ 260,000,000
Percentage of conversion discounted price is calculated of cash price															85.00%
Repayment of convertible debt			2,000,000
Debt prepayment penalty			$ 1,500,000
Initial conversion price per share | $ / shares			$ 7.04
2023 Convertible Notes | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes | shares			3,084,389
Aggregate recognition APIC amount			$ 22,200,000
Side Letter Holder Bridge Note
Debt Instrument [Line Items]
Principal balance			6,300,000
Proceeds from issuance of convertible notes			$ 2,700,000
Shares issued upon conversion of outstanding notes | shares			387,696
Aggregate recognition APIC amount			$ 2,700,000
Repayment of convertible debt			6,300,000
Debt instrument, convertible price for calculating equity securities			$ 5
Deferred liability for issuance of additional shares				$ 3,400,000
Side Letter Holder Bridge Note | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes | shares			300,000
Side Letter Holder Bridge Note | Minimum
Debt Instrument [Line Items]
Repayment of convertible debt			$ 6,000,000
Side Letter Holder Bridge Note | Backstop Agreement
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes			2,000,000
Deferred liability for issuance of additional shares				3,300,000
Side Letter Holder Bridge Note | Backstop Agreement | Maximum
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes				2,000,000
Note Purchase Agreement | RTW Convertible Notes
Debt Instrument [Line Items]
Interest rate		6.00%
Debt instrument maturity date		Apr. 16, 2031
Principal amount		$ 48,000,000
Note Purchase Agreement | Common Stock | RTW Convertible Notes
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes		$ 15,000,000
Initial conversion rate		617.284
Debt instrument, principal amount for conversion into common stock		$ 1,000
Initial conversion price per share | $ / shares		$ 1.62
Premium percentage of stock price trigger		35.00%
Maximum percentage of number of shares of common stock outstanding		1.00%
Note Purchase Agreement | Maximum
Debt Instrument [Line Items]
Unrestricted cash		$ 12,500,000
HVL Bridge Note
Debt Instrument [Line Items]
Principal balance			6,300,000
Proceeds from issuance of convertible notes			$ 2,700,000
Shares issued upon conversion of outstanding notes | shares			387,696
Aggregate recognition APIC amount			$ 2,700,000
Repayment of convertible debt			6,300,000
Debt instrument, convertible price for calculating equity securities			$ 5
Deferred liability for issuance of additional shares				3,400,000
HVL Bridge Note | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes | shares			300,000
HVL Bridge Note | Minimum
Debt Instrument [Line Items]
Repayment of convertible debt			$ 6,000,000
HVL Bridge Note | Backstop Agreement
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes			2,000,000
Deferred liability for issuance of additional shares				3,300,000
HVL Bridge Note | Backstop Agreement | Maximum
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes				$ 2,000,000
2021 Term Loan
Debt Instrument [Line Items]
Interest expense											800,000							5,000,000	5,000,000	4,300,000
Contractual interest											700,000							4,700,000	4,700,000	3,800,000
Amortization of the debt discount																		100,000	100,000	200,000
Accretion																		100,000	100,000	200,000
Principal balance																$ 55,000,000				55,000,000
Amortization of the warrant																		100,000	100,000	100,000
2021 Term Loan | Maximum
Debt Instrument [Line Items]
Amortization of the debt discount											100,000
2021 Term Loan | 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Initial cash proceeds									$ 15,000,000
Available capacity based upon the achievement of certain revenue thresholds									5,000,000
Loss on extinguishment of debt/ term loan			3,900,000
Total payoff amount			58,000,000
Repayment of principal			55,000,000
Prepayment fee			1,100,000
Final payment fee			$ 1,600,000
Prepayment fee percentage			2.00%
Original final payment			$ 100,000
Final payment fee percentage			3.00%
Term loan borrowed									25,000,000
2021 Term Loan | 2021 Term Loan Agreement | Runway | Maximum
Debt Instrument [Line Items]
Additional borrowings									$ 10,000,000
2021 Term Loan | Amended 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Additional borrowings																30,000,000				30,000,000
Term C Loan | Amended 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Additional borrowings						$ 15,000,000		20,000,000					$ 15,000,000
Available capacity based upon the achievement of certain revenue thresholds								$ 15,000,000
Maturity Date								Dec. 30, 2025
Equal monthly principal payments commencing date								Dec. 30, 2024
Issuance costs						$ 300,000		$ 700,000					$ 300,000
Fair value of the warrants										300,000				$ 300,000		300,000	$ 300,000		300,000	300,000
Warrant liability																$ 400,000				400,000
Term C Loan | Amended 2021 Term Loan Agreement | Runway | Legacy Allurion Series C Preferred Stock
Debt Instrument [Line Items]
Warrants exercisable | shares								132,979
Term C Loan | Amended 2021 Term Loan Agreement | Runway | Common Stock
Debt Instrument [Line Items]
Warrants converted into warrants exercisable | shares			130,053
Term C Loan | Amended 2021 Term Loan Agreement | Runway | Series D-1 Preferred Stock
Debt Instrument [Line Items]
Warrants exercisable | shares													44,220			88,440
Term D Loan | Amended 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Additional borrowings																$ 15,000,000				15,000,000
Maturity Date						Dec. 30, 2026
Interest rate						3.25%
Basis spread on variable rate						6.44186%
Fair value of the warrants										800,000				800,000		$ 400,000	800,000		$ 800,000	$ 400,000
Description of interest rate variable																			change the interest rate to the higher of the prime rate or 3.25% plus the applicable margin of 6.44186%,
Term D Loan | Amended 2021 Term Loan Agreement | Runway | Previously Reported
Debt Instrument [Line Items]
Fair value of the warrants														400,000					$ 400,000
Term D Loan | Amended 2021 Term Loan Agreement | Runway | Common Stock
Debt Instrument [Line Items]
Warrants converted into warrants exercisable | shares			90,476
Term D Loan | Amended 2021 Term Loan Agreement | Runway | Series D-1 Preferred Stock
Debt Instrument [Line Items]
Warrants exercisable | shares						44,220
Warrants converted into warrants exercisable | shares			88,440
Term D Loan | Amended 2021 Term Loan Agreement | Runway | Maximum
Debt Instrument [Line Items]
Additional borrowings						$ 15,000,000							$ 15,000,000
Fortress Term Loan
Debt Instrument [Line Items]
Principal balance														43,100,000					$ 43,100,000
Loss on extinguishment of debt/ term loan																	8,700,000
Issuance costs			$ 2,500,000
Fortress Term Loan | Fortress Credit Agreement
Debt Instrument [Line Items]
Initial cash proceeds			$ 60,000,000
Interest expense										0	1,700,000			4,100,000			2,300,000	1,700,000
Contractual interest											1,500,000			3,800,000			1,900,000	1,500,000
Amortization of the debt discount											100,000			200,000			300,000	100,000
Accretion											$ 100,000			$ 100,000			$ 100,000	$ 100,000
Interest rate					6.44%						14.94%	14.94%		14.94%
Basis spread on variable rate			3.00%
Debt instrument exit payment percentage			3.00%
Issuance costs			$ 2,500,000
Debt instrument maturity date																	Jun. 30, 2027		Jun. 30, 2027
Minimum Liquidity Amount																					$ 12,500,000
Increase in interest rate			3.00%
Default interest rate			3.00%
Fair value of term loan derivative liability			$ 1,900,000							$ 0							$ 0
Gain recorded on derivative																	$ 2,000,000
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]																	Other income, net
Fortress Term Loan | Fortress Amendment
Debt Instrument [Line Items]
Unamortized debt issuance costs																					800,000
Principal amount																					20,000,000
Debt fee amount incurred																					3,100,000
Fortress Term Loan | Fortress Amendment | Until March 31, 2024
Debt Instrument [Line Items]
Minimum Liquidity Amount																					33,500,000
Fortress Term Loan | Fortress Amendment | From April 1, 2024 to June 30, 2024
Debt Instrument [Line Items]
Minimum Liquidity Amount																					23,500,000
Fortress Term Loan | Fortress Amendment | From July 1, 2024 to September 30, 2024
Debt Instrument [Line Items]
Minimum Liquidity Amount																					16,900,000
Fortress Term Loan | Fortress Amendment | On October 1, 2024 and thereafter
Debt Instrument [Line Items]
Minimum Liquidity Amount																					12,500,000
Fortress Term Loan | Fortress Amendment | Maximum | Common Stock
Debt Instrument [Line Items]
Principal balance																					$ 20,000,000
Fortress Term Loan | Side Letter Holder Bridge Note | Backstop Agreement | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes | shares			950,000
Aggregate recognition APIC amount			$ 13,400,000
Fortress Term Loan | Note Purchase Agreement
Debt Instrument [Line Items]
Total payoff amount	$ 48,000,000
Repayment of principal	43,100,000
Prepayment fee	2,700,000
Exit fee	1,300,000
Other fees	600,000
Accrued interest	$ 300,000											$ 300,000
Fortress Term Loan | HVL Bridge Note | Backstop Agreement | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes | shares			950,000
Aggregate recognition APIC amount			$ 13,400,000